Supplement dated June 1, 2009 to the current Class A, B and C shares Prospectus
Under “Your account,” in the “How sales charges are calculated” section, the paragraph is amended and restated as follows:
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares, Class I2 or Class I shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, by accessing the fund’s Web site at www.jhfunds.com or by calling Signature Services at 1-800-225-5291.
Under “Your account,” in the “Sales charge reductions and waivers” section, the bullet point under the subheading “Waivers for certain investors” is amended and restated as follows:
•	financial representatives utilizing fund shares in certain eligible retirement platforms, fee-based or wrap investment products under a signed agreement with the distributor

John Hancock Funds II
Supplement dated June 1, 2009 to the current Class A, B and C shares Prospectus
Under “Your account,” in the “How sales charges are calculated” section, the paragraph is amended and restated as follows:
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares, Class I2 or Class I shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, by accessing the fund’s Web site at www.jhfunds.com or by calling Signature Services at 1-800-225-5291.
Under “Your account,” in the “Sales charge reductions and waivers” section, the bullet point under the subheading “Waivers for certain investors” is amended and restated as follows:
•	financial representatives utilizing fund shares in certain eligible retirement platforms, fee-based or wrap investment products under a signed agreement with the distributor
Under “Your account,” in the “Sales charge reductions and waivers” section, the bullet point under the subheading “Waivers for certain investors” is amended and restated as follows:
•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

John Hancock Funds II
John Hancock Lifecycle 2010 Portfolio
John Hancock Lifecycle 2015 Portfolio
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John Hancock Lifecycle 2035 Portfolio
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John Hancock Lifecycle Retirement Portfolio
John Hancock Lifestyle Aggressive Portfolio
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John Hancock Absolute Return Portfolio
John Hancock Retirement Distribution Portfolio
John Hancock Retirement Rising Distribution Portfolio
Supplement dated June 1, 2009 to the current Class A, B and C shares Prospectus
Under “Your account,” in the “Choosing a share class” section, the following paragraph is deleted:
The retirement plan types listed below that are not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts, retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain Retirement Plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions programs.

Supplement dated June 1, 2009 to the current R share classes Prospectus
Under “Your account,” in the “Who can buy shares” section, the following bullet point is deleted:
•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest only in Class R, R1, R2, R3, R4 and R5 shares.

Supplement dated June 1, 2009 to the current Statement of Additional Information
Under “SALES COMPENSATION,” in the “Annual compensation” section, the first paragraph is amended and restated as follows:
For Class A, Class B and Class C shares of the Funds, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares of the Funds, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. In certain cases, for Class A shares, 12b-1 fees are paid in the first year as a % of average daily net eligible assets. These service and distribution fees are paid monthly in arrears.
Under “SALES COMPENSATION,” in the “First Year Broker or Other Selling Firm Compensation” table, the footnote that references the column “Selling Firm receives 12b-1 service fee” is amended and restated as follows:
([#]) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, 12b-1 fees are paid in the first year as a % of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds. Monthly payments are made in arrears.
Under “INITIAL SALES CHARGE ON CLASS A SHARES,” in the third paragraph is amended and restated as follows:
In order to receive the reduced sales charge, the investor must notify his/her financial advisor and/or the financial advisor must notify Signature Services, Inc. at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privilege” below). This includes investments held in an individual retirement account, including those held at a broker or financial adviser other than the one handling your current purchase. Additionally, individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are for a single trust estate or for a group retirement plan. Assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.

John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. Signature Services will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify Signature Services and your broker dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Under “INITIAL SALES CHARGE ON CLASS A SHARES,” in the “Without Sales Charges” section, the second bullet point is amended and restated as follows:
•	A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock funds providing specifically for the use of Fund shares in certain eligible retirement platforms, fee-based investment products or services made available to their clients.
Under “SALES COMPENSATION,” in the “Reducing Your Class A Sales Charges” section, the “Combination and Accumulation Privileges” section is amended and restated as follows:
Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or group retirement plan and (c) groups which qualify for the Group Investment Program (see below). Individual qualified and non-qualified investments can be combined to take advantage of this privilege, however, assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.

Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I, Class I2, Class T, Class ADV and all R share classes of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial advisor or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.